NEUBERGER BERMAN INCOME FUNDS(R)
         INVESTOR CLASS SHARES

SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 11, 2002

NEUBERGER BERMAN HIGH YIELD BOND FUND(R)

         The Board of Trustees of Neuberger Berman Income Funds has approved a plan under which Neuberger Berman High Yield Bond Fund will transfer all of its assets and liabilities to Neuberger Berman High Income Bond Fund (a newly created series of Neuberger Berman Income Funds) in exchange for shares of High Income Bond Fund. High Yield Bond Fund shareholders will receive shares of High Income Bond Fund equal in value to their shares in High Yield Bond Fund, and High Yield Bond Fund will cease operations. A special meeting of shareholders of High Yield Bond Fund will be held on August 7, 2002 to vote on the reorganization. If approved by shareholders, the reorganization is expected to take place after the close of business on September 6, 2002.

         This supplement is intended to provide investors with basic information about High Income Bond Fund. A complete prospectus for that fund will be mailed to all shareholders close to the time of the reorganization.

         INFORMATION CONTAINED HEREIN REGARDING HIGH INCOME BOND FUND IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THE SECURITIES OF HIGH INCOME BOND FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. HIGH INCOME BOND FUND'S SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS SUPPLEMENT IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

INVESTMENT OBJECTIVES, STRATEGIES, POLICIES AND PRINCIPAL RISKS OF HIGH YIELD BOND FUND AND HIGH INCOME BOND FUND

         The following table highlights the comparison between High Yield Bond Fund and High Income Bond Fund with respect to their investment objectives and principal investment strategies as set forth in each Fund's prospectus and statement of additional information:

---------------------- ------------------------------------------ -------------------------------------------
                                 HIGH YIELD BOND FUND                       HIGH INCOME BOND FUND
---------------------- ------------------------------------------ -------------------------------------------
PRINCIPAL INVESTMENT   High current income; capital growth is a   High total returns consistent with
OBJECTIVE              secondary goal                             capital preservation

---------------------- ------------------------------------------ -------------------------------------------
PRINCIPAL INVESTMENT   Diversified among many securities and      Diversified across a broad range of
STRATEGIES             industries                                 issuers and industries
---------------------- ------------------------------------------ -------------------------------------------
                       Normally invests at least 80% of total     Focuses on high yield bonds ("junk
                       assets in high-yield, lower-rated debt     bonds"). Normally invests primarily in
                       securities ("junk bonds") rated below      U.S. intermediate-term, high yield
                       Baa by Moody's or BBB by S&P or            corporate bonds rated at the time of
                       comparable unrated securities              investment "Baa1" to B3" by Moody's or
                                                                  "BBB+" to "B-" by S&P, or in
                                                                  comparable securities
---------------------- ------------------------------------------ -------------------------------------------
MATURITY               May invest in securities of any maturity   Individual securities normally 10 years
                                                                  or less; dollar-weighted average
                                                                  portfolio maturity normally 5-7 years
---------------------- ------------------------------------------ -------------------------------------------

COMPARATIVE FEE TABLES

         The tables set forth below show (a) shareholder fees and annual operating expenses for High Yield Bond Fund Investor Class for the fiscal year ended October 31, 2001; and (b) the estimated expenses High Income Bond Fund Investor Class expects to incur during the fiscal period ended October 31, 2002 (annualized). Neither Fund charges you any fees for buying, selling, or exchanging shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses.

------------------------------------------------------ --------------------------- --------------------------
                                                               HIGH YIELD                 HIGH INCOME
                                                               BOND FUND           BOND FUND INVESTOR CLASS
                                                             INVESTOR CLASS
------------------------------------------------------ --------------------------- --------------------------
SHAREHOLDER FEES                                                  None                       None
------------------------------------------------------ --------------------------- --------------------------
ANNUAL OPERATING EXPENSES (% of net assets). These
are deducted from fund assets, so you pay them
indirectly.
------------------------------------------------------ --------------------------- --------------------------
MANAGEMENT FEES                                                  0.65%                       0.75%
------------------------------------------------------ --------------------------- --------------------------
DISTRIBUTION (12B-1) FEES                                         None                       None
------------------------------------------------------ --------------------------- --------------------------
OTHER EXPENSES                                                   1.13%                      0.26%1
------------------------------------------------------ --------------------------- --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                             1.78%                       1.01%
------------------------------------------------------ --------------------------- --------------------------
EXPENSE REIMBURSEMENT                                            0.78%                       0.01%
------------------------------------------------------ --------------------------- --------------------------
NET EXPENSES                                                     1.00%2                     1.00%3
------------------------------------------------------ --------------------------- --------------------------

1 Other expenses are based on estimated amounts for the current fiscal year.


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

2 Neuberger Berman Management Inc. ("NB Management") has contractually agreed to reimburse certain expenses of High Income Bond Fund through 12/31/04, so that the total annual operating expenses of High Yield Bond Fund are limited to 1.00% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. High Yield Bond Fund has agreed to repay NB Management for expenses reimbursed to High Yield Bond Fund provided that repayment does not cause High Yield Bond Fund's annual operating expenses to exceed 1.00% of its average net assets. Any such repayment must be made within three years after the year in which NB Management incurred the expense.

3 NB Management has contractually agreed to reimburse certain expenses of High Income Bond Fund through 10/31/05, so that the total annual operating expenses of High Income Bond Fund are limited to 1.00% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. High Income Bond Fund has agreed to repay NB Management for expenses reimbursed to High Income Bond Fund provided that repayment does not cause High Income Bond Fund's annual operating expenses to exceed 1.00% of its average net assets. Any such repayment must be made within three years after the year in which NB Management incurred the expense.

PORTFOLIO MANAGERS

         If the Transaction is approved by High Yield Bond Fund shareholders and certain other conditions are satisfied, Wayne Plewniak has agreed to become the Senior Portfolio Manager and Daniella Lipper Coules has agreed to become a Portfolio Manager in the Neuberger Berman High Yield Fixed Income Group. Mr. Plewniak and Ms. Coules currently manage the Lipper High Income Bond Fund, which also is expected to be reorganized into the High Income Bond Fund on or about September 6, 2002. Mr. Plewniak and Ms. Coules, along with Robert S. Franklin, a current portfolio manager of Neuberger High Yield Bond Fund and a member of the Neuberger Berman High Yield Fixed Income Group, will manage High Income Bond Fund.

GENERAL INFORMATION

         The reorganization is expected to be a tax-free transaction, which means that High Yield Bond Fund shareholders will not recognize any gain or loss on their receipt of High Income Bond Fund shares. More information about the reorganization will be provided to High Yield Bond Fund shareholders in a prospectus/proxy statement that will be mailed on or about June 26, 2002 to shareholders of record on June 10, 2002, and made available on Neuberger Berman's website at www.nb.com.

         The reorganization will not occur unless (1) shareholders of the Lipper High Income Bond Fund approve the reorganization of their fund into the High Income Bond Fund, and (2) the two Neuberger Berman funds receive an order from the SEC exempting the reorganization from certain restrictions on transactions between closely related mutual funds. The process of obtaining such an order could delay the reorganization beyond September 6, 2002.

         High Yield Bond Fund will stop the sale of its shares, whether by purchase or exchange, several days before the closing of the reorganization. Shareholders of High Yield Bond Fund will, of course, continue to be able to redeem or exchange their High Yield Bond Fund shares at any time through the closing of the reorganization, as described in that fund's prospectus and SAI.

THE DATE OF THIS SUPPLEMENT IS JUNE 10, 2002.


                                    NEUBERGER BERMAN
                                    Neuberger Berman Management Inc.
                                    605 Third Avenue 2nd Floor
                                    New York, New York 10158-0180























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